Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Contract revenues	$ 6,825,879	$ 4,169,931	$ 4,135,059
Contract costs	4,385,279	3,384,227	3,275,299
Gross profit	2,440,600	785,704	859,760
Selling expenses
General and administrative expenses	3,211,690	1,427,156	1,220,619
Total operating expenses	3,211,690	1,427,156	1,220,619
Operating loss	(771,090)	(641,452)	(360,859)
Other income (expenses)
Other income	183,800	79,948	19,428
Interest expense	(61,564)	(35,377)	(13,312)
Total other income, net	122,236	44,571	6,116
Loss before taxes	(648,854)	(596,881)	(354,743)
Provision for income taxes
Net loss	(648,854)	(596,881)	(354,743)
Other comprehensive income (loss)
Foreign currency translation adjustment	21,224	(130)	4,053
Total comprehensive loss	$ (627,630)	$ (597,011)	$ (350,690)
Loss per share Basic	$ (0.04)	$ (0.05)	$ (0.03)
Loss per share diluted	$ (0.04)	$ (0.05)	$ (0.03)
Weighted average shares outstanding - Basic	14,284,276	12,000,000	12,000,000
Weighted average shares outstanding - Diluted	14,284,276	12,000,000	12,000,000